Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Treasury shares, at cost	Total Highway Holdings Limited's Shareholder's equity	Non-controlling interests	Total
Balance at Mar. 31, 2017	$ 38	$ 11,370	$ 13	$ (136)	$ (14)	$ 11,271	$ 39	$ 11,310
Balance, shares at Mar. 31, 2017	3,802
Net income (loss)			1,550			1,550	10	1,560
Cash dividends			(1,216)			(1,216)		(1,216)
Translation adjustments				136		136		136
Balance at Mar. 31, 2018	$ 38	11,370	347		(14)	11,741	49	11,790
Balance, shares at Mar. 31, 2018	3,802
Net income (loss)			(630)			(630)	(38)	(668)
Cash dividends			(950)			(950)		(950)
Translation adjustments				(35)		(35)		(35)
Balance at Mar. 31, 2019	$ 38	11,370	(1,233)	(35)	(14)	10,126	11	10,137
Balance, shares at Mar. 31, 2019	3,802
Shares issued	$ 2					2		2
Shares issued, shares	175
Shares cancelled		(14)			14
Shares cancelled, shares	(5)
Share-based compensation		181				181		181
Net income (loss)			687			687	(1)	687
Cash dividends			(319)			(319)		(319)
Translation adjustments				231		231		231
Balance at Mar. 31, 2020	$ 40	$ 11,537	$ (865)	$ 196		$ 10,908	$ 10	$ 10,918
Balance, shares at Mar. 31, 2020	3,972